Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Net trade receivables	$ 222,789	$ 200,652
Other receivables	199,136	85,011
Prepaid land rent	1,069	1,588
Other prepaid expenses	25,080	16,538
Advance payments	14,663	18,766
Withholding tax receivables	992	800
VAT receivables	5,401	3,832
Trade and other current receivables	469,130	327,187
Trade and other non-current receivables [abstract]
Accrued income and lease incentive	21,408	15,481
Payment in advance for property, plant and equipment	48,071	20,928
Trade and other non-current receivables	69,479	36,409
Accrued revenue	103,400	90,000
Contract assets	$ 22,200	23,200
Top of range
Trade and other non-current receivables [abstract]
Non-current receivable due term	20 years
Gross carrying amount [member]
Trade and other current receivables [abstract]
Net trade receivables	$ 253,852	334,452
Accumulated impairment [member]
Trade and other current receivables [abstract]
Net trade receivables	$ (31,063)	$ (133,800)